Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,007,000
Previously Paid Amount	0.00
Total Fee Amount	1,381.97
Total Offset Amount	0.00
Net Fee	1,381.97
Narrative - Max Aggregate Offering Price	$ 10,007,000
Final Prospectus	true